Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2016	2015
Land	–	$667	$709
Buildings and equipment	7-45	27,117	25,587
Central office and other network equipment	3-50	136,737	129,201
Cable, poles and conduit	7-50	45,639	44,290
Leasehold improvements	5-20	7,627	7,104
Work in progress	–	5,710	4,907
Furniture, vehicles and other	3-20	8,718	8,365

		232,215	220,163
Less accumulated depreciation		147,464	136,622

Plant, property and equipment, net		$84,751	$83,541